Description of the Plan - Additional Information (Detail) - EBP 005 [Member] - USD ($)	12 Months Ended
	Nov. 30, 2025	Dec. 31, 2024	Nov. 30, 2024
EBP, Description of Plan [Line Items]
EBP, Employer Contribution, Participant Compensation Matched, Percentage	15.00%
Employee Benefit Plan Participant Contribution After Tax Maximum Amount	$ 41,000
Employee Benefit Plan Participant Contribution Year Age	50
EBP, Employer Contribution, Matching Percentage	25.00%
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount	$ 50,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage	50.00%
Employee Benefit Plan Distrubution Of Benefit Vesting Balance Required Minimum Age	65
Employee Benefit Plan Participant Withdrawal Description	The Plan also allows in-service withdrawals to employees to withdraw vested balances starting at age 59 1/2 and for all employees to withdraw their voluntary after-tax and rollover contributions at any time.
EBP, Forfeited Nonvested Account	$ 23,380		$ 13,607
Employee Benefit Plan Forfeited Nonvested Account Increase	1,384,516
EBP, Forfeited Nonvested Account, Decrease from Employer Contribution	1,374,743
Minimum [Member]
EBP, Description of Plan [Line Items]
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage		4.25%
Employee Benefit Plan Distrubution Of Benefit Vesting Balance	$ 1,000
Maximum [Member]
EBP, Description of Plan [Line Items]
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage		9.50%
Equity Securities [Member]
EBP, Description of Plan [Line Items]
Employee Benefit Plan Plan Investment Options By Type Number	2
Common Collective Trust [Member]
EBP, Description of Plan [Line Items]
Employee Benefit Plan Plan Investment Options By Type Number	1
Mutual Fund [Member]
EBP, Description of Plan [Line Items]
Employee Benefit Plan Plan Investment Options By Type Number	33
Money Market Funds [Member]
EBP, Description of Plan [Line Items]
Employee Benefit Plan Plan Investment Options By Type Number	1